Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019		Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 38,607	[1]	$ 36,985
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 22		$ 27

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).